ASSETS AND LIABILITIES CLASSIFIED AS HELD FOR SALE (Table)	12 Months Ended
Jun. 30, 2018
Non-current assets or disposal groups classified as held for sale or as held for distribution to owners [abstract]
Assets and liabilities held for sale

23

ASSETS AND LIABILITIES CLASSIFIED AS HELD FOR SALE

Amounts in R million	Note	2018	2017

Assets held for sale
Property, plant and equipment *		-	-
Opening balance		-	5.8
Transferred to property, plant and equipment	9	-	(0.8)
Disposal		-	(5.0)
Non-current investments and other assets		-	-
Opening balance		-	9.2
Growth	6	-	0.7
Transferred to cash and cash equivalents in environmental rehabilitation trust funds	11	-	(9.9)

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* Consists of land that is carried at cost and is not depreciated.

Liabilities held for sale
Provisions		-	-
Opening balance		-	15.6
Unwinding of provision	7	-	1.2
Transferred to provision for environmental rehabilitation	10	-	(16.8)

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